Note 11 - Net Foreign Exchange Gain (Tables)	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of foreign currency gains (losses) [text block]
	2020	2019

Unrealised foreign exchange gain	5,201	25,447
Realised foreign exchange loss	(1,492)	(522)
Net foreign exchange gain	3,709	24,925